Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Depreciation and Depletion [Member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation right of use assets	$ 1,093	$ 0
Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions of property plant and equipment	23,896	32,776
Gahcho Kue Diamond Mine [Member] | Earthmoving equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of earthmoving equipment	$ 1,778	$ 2,741